SUBSEQUENT EVENT (Tables)	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
Schedule of Acquisition of Business

The following table summarizes the carryover of the historical cost of the land use right of Zhengzhou Company at the acquisition date.

Land use right	$17,444,274
Cash consideration	43,630,631
Difference	$26,186,357